DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2012
DEBENTURES [Abstract]
Schedule of Maturities of Debentures
	Interest rate	2013	2014	2015	2016

Debentures Series D	8%	$5,823	$5,823	$5,823	$5,823

Debentures Series F	7.8%	--	--	50,954	50,954
Jazz's New Notes (as defined in G below)	8%	--	--	74,585	--
		$5,823	$5,823	$131,362	$56,777